Share Based Compensation (Details) - Schedule of compensation to employees	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Share Based Compensation (Details) - Schedule of compensation to employees [Line Items]
Expected term, in years		4 years 7 months 9 days
Expected volatility	47.00%
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Share Based Compensation (Details) - Schedule of compensation to employees [Line Items]
Expected term, in years	4 years 4 months 28 days
Expected volatility		42.00%
Risk-free interest rate	1.74%	0.49%
Maximum [Member]
Share Based Compensation (Details) - Schedule of compensation to employees [Line Items]
Expected term, in years	6 years 1 month 9 days
Expected volatility		43.00%
Risk-free interest rate	3.36%	0.80%